Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments and risk management
Schedule of carrying amounts and fair values of financial assets and financial liabilities

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, segregated by category:

	December 31, 2022
	Amortized cost	Assets/liabilities measuredat FVTPL	Assets / liabilities measured at FVOCI	Total
Financial assets
Cash and cash equivalents	185,727	-	-	185,727
Financial investments	96,299	-	-	96,299
Trade receivables	501,671	-	-	501,671
Contract assets	217,250	-	-	217,250
Derivatives	-	11,194	-	11,194
Non-derivatives financial instruments - future exports revenue	-	-	19,637	19,637
Other assets	41,923	-	-	41,923
	1,042,870	11,194	19,637	1,073,701

Financial liabilities
Suppliers and other payables	33,376	-	-	33,376
Loans and borrowings	974,231	-	-	974,231
Lease liabilities	62,808	-	-	62,808
Accounts payable for business combination	66,561	138,388	-	204,949
Derivatives	-	4,109	-	4,109
Non-derivatives financial instruments – future exports revenue	-	-	35,169	35,169
Contract liabilities	32,136	-	-	32,136
Other liabilities	51,031	-	-	51,031
	1,220,143	142,497	35,169	1,397,809
	December 31, 2021
	Amortized cost	Assets/liabilities measured at FVTPL	Total
Financial assets
Cash and cash equivalents	135,727	-	135,727
Financial investments	798,786	-	798,786
Trade receivables	340,519	-	340,519
Contract assets	134,388	-	134,388
Derivatives	-	896	896
Other assets	32,949	-	32,949
	1,442,369	896	1,443,265

Financial liabilities
Suppliers and other payables	33,566	-	33,566
Loans and borrowings	788,709	-	788,709
Lease liabilities	81,888	-	81,888
Accounts payable for business combination	85,726	-	85,726
Derivatives	-	535	535
Contract liabilities	13,722	-	13,722
Other liabilities	15,329	-	15,329
	1,018,940	535	1,019,475

Schedule of foreign currency risk
	December, 2022			December, 2021
	US$	£	Other currencies	US$	Other currencies
Financial investments	96,299	-	-	798,786	-
Suppliers and other payables	(4,229)	(2,264)	(2,078)	(8,763)	(722)
Trade receivables	304,617	51,152	12,306	233,724	7,273
Loans and borrowings	(223,512)	-	-	(266,561)	-
Lease liabilities	(29,147)	(1,009)	(2,493)	(32,159)	(962)
Accounts payable for business combination	(76,859)	(83,768)	-	-	-
Derivatives	(4,109)	-	-	361	-
Net exposure	63,060	(35,889)	7,735	725,388	5,589

Schedule of cash flow hedge

The schedule of cash flow hedge involving the Company´s future exports as of December 31, 2022 is set below:

					Present value of hedging instrument notional value at December 31, 2022
Hedging Instrument	Hedged Transaction	Nature of the Risk	Maturity Date	US$	R$
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency - Real vs U.S. Dollar Spot Rate	2023 to 2026
Citibank (i)			2026	30,000	156,531
Citibank(ii)			2023	3,000	15,653
Bradesco (ii)			2023	3,000	15,653
Citibank(ii)			2023	2,000	10,435
Itaú (ii)			2023	10,000	52,177
Total amounts designated as of December 31, 2022				48,000	250,449

(i)	Export credit note - NCE: Refers to financing to export software development services.
(ii)	Advance on Foreign Exchange Contract (ACC).

Schedule of reconciliation of investments in acquisitions designated at fair value through other comprehensive income

The movement of exchange variation accumulated in other comprehensive income as of December 31, 2022, resulting from completed investments in acquisitions during the year are set out below:

Exchange variation
Balance as of December 31, 2021
Recognized in Other comprehensive income	(30,600)
Reclassified to the statements of financial position - occurred investments in acquisitions	25,263
Reclassified to the statements of profit or loss - ineffective portion	5,337
Balance as of December 31, 2022	-

Schedule of reconciliation of exports designated at fair value through other comprehensive income

The movement of exchange variation accumulated in other comprehensive income as of December 31, 2022, resulting from completed and expected exports are set out below:

Exchange variation
Balance as of December 31, 2021
Recognized in Other comprehensive income	(23,855)
Reclassified to the statements of profit or loss - occurred exports	8,323
Balance as of December 31, 2022	(15,532)

Schedule of sensitivity analysis of non-derivative financial instruments
	Risk	Exposure in R$	Period rates	Probable scenario (I)	Adverse Scenario (II)	Remote Scenario (III)
Short-term financial investments	Interest rate increase - CDI	58,464	13.65%	13.95%	17.44%	20.93%
				175	2,216	4,256

Loans and borrowings	Interest rate increase - CDI	(298,443)	13.65%	13.95%	17.44%	20.93%
				(895)	(11,311)	(21,727)

Accounts payable for business combination	Interest rate increase – CDI	(43,348)	13.65%	13.95%	17.44%	20.93%
				(130)	(1,643)	(3,156)

Loans and borrowings	Interest rate increase - Libor	(129,701)	3.81%	4.65%	5.81%	6.98%
				(1,089)	(2,594)	(4,112)

Loans and borrowing	Interest rate increase - SOFR	(341,170)	4.31%	4.88%	6.10%	7.32%
				(1,945)	(6,107)	(10,269)

Derivatives (interest rate swap)	Interest rate increase - Libor	129,701	3.81%	4.65%	5.81%	6.98%
				1,089	2,594	4,112

Net effect				(2,795)	(16,845)	(30,896)

	Risk	Exposure in US$	Probable scenario (i)	Adverse Scenario (ii)	Remote Scenario (iii)
Net exchange variation on transactions
Exchange variation in the year	Foreign currency appreciation - US$	5.2177	5.4039	6.7549	8.1059
Financial investments		18,456	3,437	28,371	53,305
Suppliers and other payables		(811)	(151)	(1,246)	(2,341)
Trade receivables		58,381	10,871	89,744	168,617
Loans and borrowings		(42,837)	(7,976)	(65,849)	(123,723)
Derivatives		20,003	3,724	30,748	57,772
Lease liabilities		(5,586)	(1,040)	(8,587)	(16,134)
Accounts payable for business combination		(14,582)	(1,941)	(21,641)	(41,341)
			6,924	51,540	96,155

	Risk	Exposure in $	Probable scenario (i)	Adverse Scenario (ii)	Remote Scenario (iii)
Net exchange variation on transactions
Exchange variation in the year	Foreign currency appreciation - £	6.2785	6.3960	7.9950	9.5940
Suppliers and other payables		(361)	(42)	(619)	(1,196)
Trade receivables		8,147	957	13,985	27,012
Lease liabilities		(161)	(19)	(276)	(533)
Accounts payable for business combination		(13,342)	(1,568)	(22,902)	(44,236)
			(672)	(9,812)	(18,953)

Schedule of maximum credit risk exposure

	December 31, 2022	December 31, 2021
Hedge financial instruments (current and non-current)	11,194	896
Cash and cash equivalents	185,727	135,727
Financial investments	96,299	798,786
Trade receivables	501,671	340,519
Contract assets	217,250	134,388
Other receivables (current and non-current)	41,923	32,949
	1,054,064	1,443,265

Schedule of exposure to credit risk for trade receivables, contract assets and other receivables by geographic region

On 31 December 2022, the exposure to credit risk for trade receivables, contract assets and other receivables by geographic region was as follows:

	December 31, 2022	December 31, 2021
NAE (North America and Europe)	499,626	297,430
North America	426,166	287,992
Europe	73,460	9,438
LATAM (Latin America)	246,270	202,528
APJ (Asia, Pacific and Japan)	14,948	7,917
Total	760,844	507,875

Schedule of remaining contractual maturities of financial liabilities

The following are the remaining contractual maturities of financial liabilities on the reporting date. The amounts are gross and undiscounted, including contractual interest payments and excluding the impact of netting agreements:

	2022
	Carrying amount	Cash contractual cash flow	6 months or less	6- 12 months	1-2 years	2-5 Years
Non-derivative financial liabilities
Trade payables	33,376	33,376	33,376	-	-	-
Loans and borrowings	974,231	1,176,743	146,564	107,207	273,298	649,674
Lease liabilities	62,808	70,837	13,903	11,480	17,981	27,473
Accounts payable for business combination	204,949	229,547	64,888	7,484	95,858	61,317
Contract liabilities	32,136	32,136	32,136	-	-	-
Other payables (current and non-current)	51,031	51,031	51,031	-	-	-
Derivatives	4,109	4,109	4,109	-	-	-
Non-derivatives financial instruments	35,169	35,169	35,169	-	-	-
	1,397,809	1,632,948	381,176	126,171	387,137	738,464

	2021
	Carrying amount	Cash contractual cash flow	6 months or less	6- 12 months	1-2 years	2-5 Years
Non-derivative financial liabilities
Trade payables	33,566	33,566	33,566	-	-	-
Loans and borrowings	788,709	974,942	136,161	88,045	171,022	579,714
Lease liabilities	81,888	87,662	12,435	12,251	22,284	40,692
Accounts payable for business combination	85,726	85,726	1,064	47,860	12,179	24,623
Contract liabilities	13,722	13,722	13,722	-	-	-
Other payables (current and non-current)	15,329	15,329	15,329	-	-	-
Derivatives	535	535	535	-	-	-
	1,019,475	1,211,482	212,812	148,156	205,485	645,029

Schedule of financing lines and bank credit lines	Bank credit lines
	December 31, 2022	December 30, 2021
Used	-	11,161
Not used	54,786	47,434
	54,786	58,595

Schedule of agreements for financial derivatives (NDFs)

For comparison purpose, as of December 31, 2021, the Group had the following agreements for financial derivatives (NDFs):

	2021
Maturity	Nominal value (US$)	Contracted rate	Amount in R$	Market rate	Fair value
February 25, 2022	(560)	5.6220	(3,148)	5.3459	(17)
Total					(17)

Schedule of composition of the balances involving options to buy and sell currencies

The composition of the balances involving options to buy and sell currencies is as follows:

	2021
Maturity	Nominal value (US$)	Contracted rate	Amount in R$	Market rate	Fair value
01/21/2021 - 01/17/2022	875	Put option	4,900	5.8257	(349)
02/25/2021 - 02/25/2022	490	Put option	2,909	5.6490	(170)
					(519)

01/21/2021 - 01/17/2022	875	Call option	(4,900)	5.5563	298
02/25/2021 - 02/25/2022	490	Call option	(2,909)	5.4690	196
					494
					(25)

Schedule of interest rate profile of interest-bearing financial instruments

The interest rate profile of the Group’s interest-bearing financial instruments, as reported to the Group’s Management, is as follows:

	2022
Maturity	Notional (US$)	Amount in R$	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	30,000	152,100	3-months LIBOR	3.07%	11,194
07/07/2026	-	100,000	CDI	Foreign Exchange + 4.90%	(4,109)
					7,085

	2021
Maturity	Notional (US$)	Amount in R$	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	30,000	152,100	3-month LIBOR	3.07%	403
					403

Schedule of financial instruments by type of measurement of fair value
	Carrying amount		Fair value
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Level 2
Derivatives:
Non-Deliverable Forward - NDF	-	(17)	-	(17)
Interest rate swap	7,085	403	7,085	403
Call and put option term	-	(25)	-	(25)
Total	7,085	361	7,085	361

Non-derivatives
Lease liabilities	(62,808)	(81,888)	(62,808)	(81,888)
Loans and borrowings	(974,231)	(788,709)	(974,231)	(788,709)
Accounts payable for business combination	(204,949)	(85,726)	(204,949)	(85,726)
Total	(1,241,988)	(956,323)	(1,241,988)	(956,323)
Total	(1,234,903)	(955,962)	(1,234,903)	(955,962)